Average Annual Total Returns - FidelityFlexFreedomBlendFunds-ComboPRO - FidelityFlexFreedomBlendFunds-ComboPRO - Fidelity Flex Freedom Blend 2025 Fund	May 30, 2023
Fidelity Flex Freedom Blend 2025 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(16.85%)
Past 5 years	3.63%
Since Inception	4.61%
Fidelity Flex Freedom Blend 2025 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.02%)
Past 5 years	1.88%
Since Inception	2.87%
Fidelity Flex Freedom Blend 2025 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.65%)
Past 5 years	2.44%
Since Inception	3.21%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	10.49%	[1]
F0551
Average Annual Return:
Past 1 year	(16.51%)
Past 5 years	3.63%
Since Inception	4.57%	[1]

[1]	A From June 8, 2017